Summary of Key Management Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Related Party [Abstract]
Management salaries	$ 1,453	$ 939
Directors’ fees	442	233
Share-based compensation	1,628	2,154
Total	$ 3,523	$ 3,326